Segments and Geographical Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segments and Geographical Information

22 Segments and Geographical Information

NXP is organized into two reportable segments, High Performance Mixed Signal (“HPMS”) and Standard Products (“SP”). Corporate and Other represents the remaining portion to reconcile to the Consolidated Financial Statements. Effective with the Merger, the operations of Freescale were incorporated into the HPMS reportable segment.

Our HPMS business segment delivers high performance mixed signal solutions to our customers to satisfy their system and sub-systems needs across eight application areas: automotive, identification, mobile, consumer, computing, wireless infrastructure, lighting and industrial, and software solutions for mobile phones. Our SP business segment offers standard products for use across many application markets, as well as application-specific standard products predominantly used in application areas such as mobile handsets, computing, consumer and automotive. The segments each include revenue from the sale and licensing of intellectual property related to that segment.

Our Chief Executive Officer, who is our CODM, regularly reviews financial information at the reporting segment level in order to make decisions about resources to be allocated to the segments and to assess their performance. Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Asset information by segment is not provided to our CODM as the majority of our assets are used jointly or managed at corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets per segment has been omitted.

Detailed information by segment for the years 2015, 2014 and 2013 is presented in the following tables.

Revenue	2015	2014	2013

HPMS	4,720	4,208	3,533
SP	1,241	1,275	1,145
Corporate and Other (1)	140	164	137

	6,101	5,647	4,815

Operating income (loss)	2015	2014	2013

HPMS	1,885	983	712
SP	264	120	39
Corporate and Other (1)	(134)	(54)	(100)

	2,015	1,049	651

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”. Corporate and Other includes unallocated expenses not related to any specific business segment and corporate restructuring charges.

Goodwill assigned to segments	Cost at January 1, 2015	Acquisitions	Translation differences and other changes	Cost at December 31, 2015

HPMS	1,605	7,464	(300)	8,769
SP	424	—	(51)	373
Corporate and Other (1)	299	—	(27)	272

	2,328	7,464	(378)	9,414

See note 3 for further information regarding the acquisition of Freescale.

	Accumulated impairment at January 1, 2015	Translation differences and other changes	Accumulated impairment at December 31, 2015

HPMS	(172)	18	(154)
SP	(35)	3	(32)
Corporate and Other (1)	—	—	—

	(207)	21	(186)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Information

	Revenue (1)			Property, plant and equipment
	2015	2014	2013	2015	2014	2013

China	3,135	2,756	2,047	360	116	115
Netherlands	177	171	146	161	169	180
Taiwan	78	96	98	160	138	91
United States	415	396	365	1,115	5	6
Singapore	526	452	421	186	200	214
Germany	392	450	434	98	80	80
South Korea	268	287	294	1	1	1
Other countries	1,110	1,039	1,010	841	414	361

	6,101	5,647	4,815	2,922	1,123	1,048

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).